Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Jun. 30, 2023
Convertible Redeemable Preferred Shares [Abstract]
Schedule of Carrying Amount of the Convertible Redeemable	The following table summarized the roll-forward of the carrying amount of the convertible redeemable preferred shares for the years ended June 30, 2023, 2022 and 2021:
	Series Seed	Series A	Series A-1	Series A-2	Series A-3	Series B	Series B+	Series C	Total
Balance as of July 1, 2020	$1,238,880	$3,707,516	$7,041,062	$3,255,187	$4,002,697	$—	$—	$—	$19,245,342
Issuance of preferred shares in exchange of cash	—	—	—	—	—	17,550,274	10,478,571	—	28,028,845
Issuance cost in issuance of preferred shares in exchange of cash	—	—	—	—	—	(191,622)	(111,780)	—	(303,402)
Re-designation of preferred shares	(231,003)	(1,173,993)	(2,246,285)	646,481	—	2,143,716	861,084	—	—
Accretion of preferred shares	—	219,426	487,866	286,141	354,146	1,111,345	570,605	—	3,029,529
Deemed dividends	—	—	635,609	17,724	—	1,314,269	117,184	—	2,084,786
Contribution from preferred shareholders in connection with modification	—	(209)	(51,555)	(22,304)	(27,880)	—	—	—	(101,948)
Effects of foreign exchange rate	110,835	324,933	633,472	330,580	385,598	1,147,601	399,897	—	3,332,916
Balance as of June 30, 2021	$1,118,712	$3,077,673	$6,500,169	$4,513,809	$4,714,561	$23,075,583	$12,315,561	$—	$55,316,068
Issuance of preferred shares in exchange of cash	—	—	—	—	—	—	—	11,807,305	11,807,305
Accretion of preferred shares	—	175,472	337,994	288,998	309,818	1,487,127	867,491	398,530	3,865,430
Effects of foreign exchange rate	(40,336)	(117,323)	(246,610)	(173,217)	(181,210)	(885,874)	(475,471)	—	(2,120,041)
Balance as of June 30, 2022	$1,078,376	$3,135,822	$6,591,553	$4,629,590	$4,843,169	$23,676,836	$12,707,581	$12,205,835	$68,868,762
Accretion of preferred shares	—	78,265	150,753	128,899	138,186	663,291	386,920	455,463	2,001,777
Conversion into ordinary shares	(1,047,247)	(3,124,492)	(6,553,815)	(4,626,375)	(4,843,185)	(23,664,509)	(12,732,257)	(12,661,298)	(69,253,178)
Effects of foreign exchange rate	(31,129)	(89,595)	(188,491)	(132,114)	(138,170)	(675,618)	(362,244)	—	(1,617,361)
Balance as of June 30, 2023	$—	$—	$—	$—	$—	$—	$—	$—	$—